Other financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Other Financial Liabilities [Abstract]
Trade payables	€ 1,177	€ 1,279		€ 1,323
Clearing houses	599	165		434
Tax collection accounts: Public Institutions	4,122	4,122		3,968
Factoring accounts payable	222	409		263
Unsettled financial transactions	5,080	3,693		3,373
Lease liabilities	3,049	5,108	€ 7,180	190
Other financial liabilities	12,719	15,459		15,113
Other financial liabilities, total	€ 26,968	€ 30,235		€ 24,664